Note 2 - Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 2 - Significant Accounting Policies (Details) [Line Items]
Impairment of Assets, Annual Increase in Undiscounted Cash Flows to Determine Fair Value	2.00%
Impairment of Assets, Inflation Rate for Operating Expenses Used to Determine Fair Value	3.00%
Impairment of Long-Lived Assets Held-for-use	$ 6,168,747	$ 0	$ 0
Disposal Group, Including Discontinued Operation, Assets, Current	$ 0	$ 0
Number of Reportable Segments	1
LPG [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	30 years
Product Carriers [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	25 years